Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2019
Accounting Policies [Abstract]
Schedule of Price Risk Derivatives
The realized and unrealized gain on oil derivative instrument is as follows:

(in thousands of $)	Nine months ended September 30,
	2019	2018
Realized gain on oil derivative instrument	11,979	14,318
Unrealized (loss)/gain on oil derivative instrument	(43,420)	185,770
	(31,441)	200,088

Schedule of Error Corrections and Prior Period Adjustments	This presentation change has been retrospectively restated for the nine months ended September 30, 2018 as follows:

Unaudited Consolidated Statements of Income	Nine months ended September 30, 2018
(in thousands of $)	As previously reported	Adjustments Increase/ (Decrease)	As adjusted
(Losses)/gains on derivative instruments	(12,258)	5,322	(6,936)
Other financial items, net	4,621	(5,322)	(701)

Unaudited Statements of Cashflow	Nine months ended September 30, 2018
(in thousands of $)	As previously reported	Adjustments (decrease) increase	As adjusted
Change in fair value of derivative instruments	12,258	(5,322)	6,936
Change in assets and liabilities:
Accrued expenses	9,681	5,322	15,003